CLEARBRIDGE INTERNATIONAL GROWTH FUND

Schedule of investments (unaudited)	January 31, 2021

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.9%
COMMUNICATION SERVICES - 7.0%
Diversified Telecommunication Services - 1.0%
Cellnex Telecom SA	1,021,314	$59,838,506	(a)(b)

Entertainment - 4.4%
Nintendo Co. Ltd.	275,514	159,231,667	(b)
Spotify Technology SA	281,373	88,632,495	*

Total Entertainment		247,864,162

Interactive Media & Services - 1.6%
Tencent Holdings Ltd.	1,046,660	91,627,833	(b)

TOTAL COMMUNICATION SERVICES		399,330,501

CONSUMER DISCRETIONARY - 11.7%
Diversified Consumer Services - 0.3%
Arco Platform Ltd., Class A Shares	474,933	15,074,373	*

Household Durables - 0.1%
Victoria PLC	311,770	2,947,956	*(b)

Internet & Direct Marketing Retail - 4.0%
Just Eat Takeaway.com NV	828,336	95,033,027	*(a)(b)
MercadoLibre Inc.	38,976	69,358,182	*
Ocado Group PLC	1,701,936	64,682,280	*(b)

Total Internet & Direct Marketing Retail		229,073,489

Specialty Retail - 1.3%
Industria de Diseno Textil SA	2,536,044	75,242,012	(b)

Textiles, Apparel & Luxury Goods - 6.0%
adidas AG	388,037	123,340,501	*(b)
Burberry Group PLC	3,302,652	77,666,897	*(b)
Dr. Martens PLC	5,797,250	35,743,959	*
LVMH Moet Hennessy Louis Vuitton SE	176,535	106,590,669	(b)

Total Textiles, Apparel & Luxury Goods		343,342,026

TOTAL CONSUMER DISCRETIONARY		665,679,856

CONSUMER STAPLES - 10.0%
Beverages - 2.1%
Diageo PLC, ADR	744,450	119,313,001

Food Products - 3.0%
Nestle SA, ADR	1,545,263	173,533,035

Personal Products - 4.9%
Kao Corp.	1,032,808	75,173,961	(b)
L’Oreal SA	341,473	119,694,606	(b)
Shiseido Co. Ltd.	1,253,451	82,254,704	(b)

Total Personal Products		277,123,271

TOTAL CONSUMER STAPLES		569,969,307

See Notes to Schedule of Investments.

ClearBridge International Growth Fund 2021 Quarterly Report	1

CLEARBRIDGE INTERNATIONAL GROWTH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	SHARES	VALUE
FINANCIALS - 9.1%
Banks - 1.3%
Erste Group Bank AG	657,225	$20,043,462	*(b)
KBC Group NV	786,955	55,015,864	*(b)

Total Banks		75,059,326

Capital Markets - 3.8%
London Stock Exchange Group PLC	1,407,257	167,336,358	(b)
Vinci Partners Investments Ltd.	795,530	13,563,786	*
XP Inc., Class A Shares	829,127	36,183,102	*

Total Capital Markets		217,083,246

Insurance - 4.0%
AIA Group Ltd.	10,727,892	131,442,577	(b)
Ping An Insurance Group Co. of China Ltd., Class H Shares	8,146,259	96,081,348	(b)

Total Insurance		227,523,925

TOTAL FINANCIALS		519,666,497

HEALTH CARE - 10.8%
Biotechnology - 2.1%
Burning Rock Biotech Ltd., ADR	181,960	5,489,733	*
Hansa Biopharma AB	887,352	19,119,305	*(b)
MorphoSys AG	372,566	44,633,717	*(b)
Zai Lab Ltd., ADR	315,602	50,518,412	*

Total Biotechnology		119,761,167

Health Care Equipment & Supplies - 4.1%
Alcon Inc.	1,622,400	116,368,469	*(b)
Hoya Corp.	900,581	115,169,596	(b)

Total Health Care Equipment & Supplies		231,538,065

Life Sciences Tools & Services - 1.1%
ICON PLC	303,656	61,888,129	*

Pharmaceuticals - 3.5%
Novo Nordisk A/S, ADR	1,177,230	81,935,208
Roche Holding AG	343,554	118,417,042	(b)

Total Pharmaceuticals		200,352,250

TOTAL HEALTH CARE		613,539,611

INDUSTRIALS - 17.0%
Aerospace & Defense - 1.4%
Airbus SE	796,875	80,280,391	*(b)

Air Freight & Logistics - 0.3%
InPost SA	787,090	18,912,427	*

Commercial Services & Supplies - 1.5%
Rentokil Initial PLC	12,929,186	88,040,069	*(b)

See Notes to Schedule of Investments.

2	ClearBridge International Growth Fund 2021 Quarterly Report

CLEARBRIDGE INTERNATIONAL GROWTH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	SHARES	VALUE
Electrical Equipment - 4.4%
Legrand SA	1,093,535	$100,603,645	(b)
Nidec Corp.	672,677	89,337,737	(b)
Vestas Wind Systems A/S	275,855	59,027,222	(b)

Total Electrical Equipment		248,968,604

Machinery - 3.3%
Atlas Copco AB, Class A Shares	1,815,970	98,850,686	(b)
FANUC Corp.	338,775	88,964,623	(b)

Total Machinery		187,815,309

Professional Services - 3.4%
Teleperformance	269,600	88,402,520	(b)
Thomson Reuters Corp.	1,268,835	103,461,525

Total Professional Services		191,864,045

Road & Rail - 1.8%
Canadian Pacific Railway Ltd.	303,180	101,863,738

Trading Companies & Distributors - 0.9%
MonotaRO Co. Ltd.	966,429	48,440,783	(b)

TOTAL INDUSTRIALS		966,185,366

INFORMATION TECHNOLOGY - 25.6%
Electronic Equipment, Instruments & Components - 2.0%
TE Connectivity Ltd.	957,030	115,226,412

IT Services - 8.9%
Adyen NV	50,426	105,071,952	*(a)(b)
Amadeus IT Group SA	1,550,809	98,167,224	(b)
Shopify Inc., Class A Shares	102,108	112,174,828	*
StoneCo Ltd., Class A Shares	1,448,055	104,115,155	*
Worldline SA	1,011,481	85,886,592	*(a)(b)

Total IT Services		505,415,751

Semiconductors & Semiconductor Equipment - 7.8%
ASML Holding NV	261,407	139,179,555	(b)
SolarEdge Technologies Inc.	201,000	57,954,330	*
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,185,003	144,001,565
Tokyo Electron Ltd.	272,317	103,869,647	(b)

Total Semiconductors & Semiconductor Equipment		445,005,097

Software - 6.9%
Atlassian Corp. PLC, Class A Shares	390,450	90,244,708	*
Elastic NV	797,297	121,157,252	*
TeamViewer AG	2,292,416	118,892,072	*(a)(b)

See Notes to Schedule of Investments.

ClearBridge International Growth Fund 2021 Quarterly Report	3

CLEARBRIDGE INTERNATIONAL GROWTH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY		SHARES	VALUE
Software - (continued)
Temenos AG, Registered Shares		480,534	$60,815,710	(b)
Topicus.com Inc.		72,951	274,535	*(b)(c)

Total Software			391,384,277

TOTAL INFORMATION TECHNOLOGY			1,457,031,537

MATERIALS - 4.2%
Chemicals - 3.7%
Givaudan SA, Registered Shares		19,198	77,482,388	(b)
Linde PLC		361,691	88,786,860	(b)
Sociedad Quimica y Minera de Chile SA, ADR		317,197	16,158,015
Umicore SA		516,900	29,305,096	(b)

Total Chemicals			211,732,359

Construction Materials - 0.5%
CRH PLC		751,112	30,933,054	(b)

TOTAL MATERIALS			242,665,413

UTILITIES - 2.5%
Electric Utilities - 2.5%
EDP-Energias de Portugal SA		22,594,568	141,208,679	(b)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $4,307,904,020)			5,575,276,767

	Rate

SHORT-TERM INVESTMENTS - 3.1%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.006%	139,779,452	139,779,452
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.010%	34,944,863	34,944,863	(d)

TOTAL SHORT-TERM INVESTMENTS (Cost - $174,724,315)			174,724,315

TOTAL INVESTMENTS - 101.0% (Cost - $4,482,628,335)			5,750,001,082
Liabilities in Excess of Other Assets - (1.0)%			(58,281,024)

TOTAL NET ASSETS - 100.0%			$5,691,720,058

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(c)	Security is valued using significant unobservable inputs (Note 1).

(d)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2021, the total market value of investments in Affiliated Companies was $34,944,863 and the cost was $34,944,863 (Note 2).

See Notes to Schedule of Investments.

4	ClearBridge International Growth Fund 2021 Quarterly Report

CLEARBRIDGE INTERNATIONAL GROWTH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge International Growth Fund 2021 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge International Growth Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

6

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

7

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$88,632,495	$310,698,006	—	$399,330,501
Consumer Discretionary	120,176,514	545,503,342	—	665,679,856
Consumer Staples	292,846,036	277,123,271	—	569,969,307
Financials	49,746,888	469,919,609	—	519,666,497
Health Care	199,831,482	413,708,129	—	613,539,611
Industrials	224,237,690	741,947,676	—	966,185,366
Information Technology	744,874,250	711,882,752	$274,535	1,457,031,537
Materials	16,158,015	226,507,398	—	242,665,413
Utilities	—	141,208,679	—	141,208,679

Total Long-Term Investments	1,736,503,370	3,838,498,862	274,535	5,575,276,767

Short-Term Investments†	174,724,315	—	—	174,724,315

Total Investments	$1,911,227,685	$3,838,498,862	$274,535	$5,750,001,082

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2021. The following transactions were effected in such company for the period ended January 31, 2021.

	Affiliate Value at October 31, 2020	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2021
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$9,735,780	$99,910,332	99,910,332	$74,701,249	74,701,249	—	$429	—	$34,944,863

8